Fair Values of NTT CDBP's Pension Plan Assets (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 98,981	¥ 98,840	¥ 90,345
Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	340	356
Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,378	20,138
Debt securities | Domestic bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,205	6,507
Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,865	5,296
Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	121	147
Equity securities | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,088	7,346
Equity securities | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,635	5,709
Securities investment trust beneficiary certificates | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	778	718
Securities investment trust beneficiary certificates | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	766	725
Securities investment trust beneficiary certificates | Domestic Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	923	829
Securities investment trust beneficiary certificates | Foreign debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	580	541
Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30,324	33,319
Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,386	15,036
Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,592	2,173
Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	41,942	38,539
Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	340	356
Level 1 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	22,036	19,868
Level 1 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,816	5,224
Level 1 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	28	36
Level 1 | Equity securities | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	8,087	7,346
Level 1 | Equity securities | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	5,635	5,709
Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	55,447	58,128
Level 2 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	342	270
Level 2 | Debt securities | Domestic bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	7,205	6,507
Level 2 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	49	72
Level 2 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	93	111
Level 2 | Equity securities | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1
Level 2 | Securities investment trust beneficiary certificates | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	778	718
Level 2 | Securities investment trust beneficiary certificates | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	766	725
Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	923	829
Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	580	541
Level 2 | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30,324	33,319
Level 2 | Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	14,386	15,036
Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,592	2,173
Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,592	2,173
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	86,459	76,528	¥ 70,235
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	664	568
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	24,043	21,576
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Debt securities | Domestic bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,771	5,843
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,108	5,541
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	88	92
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Equity securities | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,955	13,477
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Equity securities | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,227	8,284
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Securities investment trust beneficiary certificates | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,143	1,871
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Securities investment trust beneficiary certificates | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,359	1,194
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Securities investment trust beneficiary certificates | Domestic Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,500	1,295
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Securities investment trust beneficiary certificates | Foreign debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,463	1,298
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,987	6,704
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,971	8,564
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	180	221
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	55,613	49,026
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Cash and cash equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	664	568
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	23,681	21,210
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,062	5,475
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	26	12
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Equity securities | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	15,953	13,477
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 1 | Equity securities | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,227	8,284
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	30,666	27,283
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Debt securities | Japanese government bonds/local government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	362	366
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Debt securities | Domestic bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,771	5,843
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Debt securities | Foreign government bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	46	66
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Debt securities | Foreign corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	62	80
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Equity securities | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Securities investment trust beneficiary certificates | Domestic stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	2,143	1,871
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Securities investment trust beneficiary certificates | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,359	1,194
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Securities investment trust beneficiary certificates | Domestic Debt Securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,500	1,295
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Securities investment trust beneficiary certificates | Foreign debt securities
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	1,463	1,298
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Pooled Funds
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	6,987	6,704
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Life insurance company general accounts
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	9,971	8,564
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	2
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	180	219
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 3 | Equity securities | Foreign stocks
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	0	0
Ntt Kigyou Nenkin Kikin Or Ntt Corporate Defined Benefit Pension Plan | Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair value of plan assets	¥ 180	¥ 219